Schedule of components of deferred tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
IfrsStatementLineItems [Line Items]
Deferred tax assets recognized in profit (loss)	$ (210)	$ 963
Income tax relating to components of other comprehensive income		(679)
Net Deferred tax asset (liability) Recognized in profit (loss)		1,010	$ 47
Deferred Tax Assets Recognized Ending Balance	800	1,010
Deferred Tax Liabilities Ending Balance	(800)	(1,010)
Deferred Tax Liabilities Recognized Beginning Balance		(1,010)	(47)
Net Deferred Tax Asset Liability Beginning Balance
Net Deferred tax asset (liability) Recognized in profit (loss)		679
Net Deferred Tax Asset Liability Recognized In Oci		(679)
Net Deferred Tax Asset Liability Ending Balance
Deferred Tax Assets Recognized Beginning			47
[custom:DeferredTaxLiabilitiesRecognizedInProfitLoss]		(284)
Property, Plant and Equipment [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets recognized in profit (loss)	198	(273)
Income tax relating to components of other comprehensive income		(679)
[custom:UsNetOperatingLossesBeginningBalance-0]		408
Deferred Tax Liabilities Beginning Balance		(999)	(47)
Deferred Tax Liabilities Ending Balance	(801)	(999)
Unrealized Foreign Exchange [Member]
IfrsStatementLineItems [Line Items]
Canadian non-capital loss carry forwards		602
Deferred tax assets recognized in profit (loss)	12	(11)
Income tax relating to components of other comprehensive income
[custom:CanadianNoncapitalLossCarryForwardsEndingBalance-0]	452
Deferred Tax Liabilities Beginning Balance		(11)
Deferred Tax Liabilities Ending Balance	1	(11)
Canadian Non Capital Loss Carry Forwards [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets recognized in profit (loss)	(150)	555
Income tax relating to components of other comprehensive income
Deferred tax assets		602
U Snet Operating Losses [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets recognized in profit (loss)	(60)	408
Deferred tax assets	$ 348	$ 408